Reclassification out of Accumulated Other Comprehensive Income	3 Months Ended
Mar. 31, 2013
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Comprehensive Income (Loss) Note [Text Block]
	For the three months ended March 31, 2013
	(unaudited)
	(in US Dollars, millions)

	Unrealized gain on marketable securities, net	Foreign currency translation adjustments	Changes in fair value of cash flow hedge instruments	Total
	$	$	$	$

Balance - December 31, 2012	25	(951)	(2)	(928)

Change in other comprehensive income before reclassifications	(12)	(161)		(173)
Reclassifications from accumulated other comprehensive income	12			12
Net current period other comprehensive income	-	(161)	-	(161)

Balance - March 31, 2013	25	(1,112)	(2)	(1,089)

Details about accumulated other comprehensive income components	Reclassifications from accumulated other comprehensive income	Affected line item in the condensed consolidated statement of income
	$

Realized loss on marketable securities:
Impairment of marketable securities	12	Loss/(profit) on sale of assets, realization of loans, indirect taxes and other
Total before tax	12
Tax expense/(benefit)	-
Net of tax	12